Note 8 - Stock Incentive Plan	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2016, and changes during the nine month period ended September 30, 2016, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value per share
Unvested on January 1, 2016	90,900	5.67
Granted	-	-
Vested	(34,200)	4.18
Forfeited	-	-
Unvested on September 30, 2016	56,700	6.57

As of September 30, 2016, there was $115,954 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.46 years. The share-based compensation recognized relating to the unvested shares was $213,448 for the nine month periods ended September 30, 2016 (September 30, 2015: $247,465) and is included in general and administrative expenses.

On November 3, 2016, an award of 82,080 shares was made with a grant-date fair value of $1.21 per share, or $99,317 in total.